LOANS - Collateral Dependent Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	$ 9,900,970	$ 9,201,665
Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	36,803
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	29,837
Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	3,269
Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	6,444
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	17,893
Total Collateral
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	99,301
Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	5,055
Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	45,456	7,242,074
Commercial & industrial | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	30,961
Commercial & industrial | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	6,130
Commercial & industrial | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	2,608
Commercial & industrial | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	865
Commercial & industrial | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Commercial & industrial | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	4,892
Commercial real estate-investor
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	27,282
Commercial real estate-investor | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Commercial real estate-investor | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	20,212
Commercial real estate-investor | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	661
Commercial real estate-investor | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	5,537
Commercial real estate-investor | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	872
Commercial real estate-investor | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Commercial real estate-owner
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	9,723
Commercial real estate-owner | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	5,842
Commercial real estate-owner | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	3,495
Commercial real estate-owner | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Commercial real estate-owner | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	42
Commercial real estate-owner | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	344
Commercial real estate-owner | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Home Equity Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	5,076
Home Equity Loan | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Home Equity Loan | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Home Equity Loan | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Home Equity Loan | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Home Equity Loan | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	5,076
Home Equity Loan | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	11,601	1,055,949
Residential real estate | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Residential real estate | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Residential real estate | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Residential real estate | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Residential real estate | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	11,601
Residential real estate | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	163	$ 82,589
Installment | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Installment | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Installment | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Installment | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Installment | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	0
Installment | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans and leases	$ 163